Property and Equipment- Disclosure of property and equipment activities (Details)	12 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,443,317
Acquired in Acquisition	268,252
Property, plant and equipment at end of period	2,604,791
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,051,100
Additions	355,992
Acquired in Acquisition	268,252
Asset sold	801,317
Foreign exchange translation	0
Property, plant and equipment at end of period	5,874,027
Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,607,783)
Depreciation	662,152
Foreign exchange translation	(698)
Property, plant and equipment at end of period	(3,269,236)
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	89,435
Property, plant and equipment at end of period	100,235
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	167,234
Additions	75,406
Acquired in Acquisition	214
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	242,854
Computers [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(77,799)
Depreciation	64,820
Foreign exchange translation	(0)
Property, plant and equipment at end of period	(142,619)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	42,434
Property, plant and equipment at end of period	52,487
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	77,846
Additions	22,894
Acquired in Acquisition	71
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	100,811
Furniture [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(35,412)
Depreciation	12,912
Foreign exchange translation	(0)
Property, plant and equipment at end of period	(48,324)
Automobiles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	381,173
Property, plant and equipment at end of period	439,078
Automobiles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	464,075
Additions	49,845
Acquired in Acquisition	75,500
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	589,420
Automobiles [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(82,901)
Depreciation	67,441
Foreign exchange translation	0
Property, plant and equipment at end of period	(150,342)
Demonstration Electric Buses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,781,430
Property, plant and equipment at end of period	1,513,849
Demonstration Electric Buses [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,712,777
Additions	14,678
Acquired in Acquisition	0
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	2,727,455
Demonstration Electric Buses [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(931,347)
Depreciation	282,957
Foreign exchange translation	698
Property, plant and equipment at end of period	(1,213,606)
Leased Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,809
Property, plant and equipment at end of period	0
Leased Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	672,151
Additions	0
Acquired in Acquisition	0
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	672,151
Leased Asset [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(667,342)
Depreciation	4,809
Foreign exchange translation	0
Property, plant and equipment at end of period	(672,151)
Tools And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	285,930
Property, plant and equipment at end of period	413,126
Tools And Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,055,285
Additions	185,954
Acquired in Acquisition	136,118
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	1,377,357
Tools And Equipment [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(769,356)
Depreciation	194,875
Foreign exchange translation	0
Property, plant and equipment at end of period	(964,231)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	801,317
Property, plant and equipment at end of period	0
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	801,317
Additions	0
Acquired in Acquisition	0
Asset sold	801,317
Foreign exchange translation	0
Property, plant and equipment at end of period	0
Land [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depreciation	0
Foreign exchange translation	0
Property, plant and equipment at end of period	0
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56,789
Property, plant and equipment at end of period	86,016
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	100,415
Additions	7,215
Acquired in Acquisition	56,349
Asset sold	0
Foreign exchange translation	0
Property, plant and equipment at end of period	163,979
Leasehold Improvements [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43,625)
Depreciation	34,338
Foreign exchange translation	0
Property, plant and equipment at end of period	$ (77,963)